Provisions - Summary of Economic Assumptions - Pension Plan (Detail) - Pension plan [member]	Dec. 31, 2022	Dec. 31, 2021
Summary of economic assumptions [line items]
Discount rate	9.75%	7.50%
Expected rate of salary increases	11.80%	5.20%
Inflation rate	11.80%	5.20%